Restructuring (Tables)	9 Months Ended
Sep. 30, 2023
Restructuring and Related Activities [Abstract]
Summary of Related to Company's Restructuring Activity	The following table
provides a summary related to the Company’s restructuring activity, recorded in accrued payroll on the accompanying balance sheets, as of September 30, 2023:

Employee Severance and Related Benefits
Balance at December 31, 2022	$—
Charges	430
Payments	(430)

Balance at September 30, 2023	$—